COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year Ending
December 31,	Amount
2013	$200,308
2014	98,375
2015	98,462
2016	96,770
2017	60,397
Thereafter	547,096